Goodwill and Other Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 25, 2017	Jan. 31, 2017	Jan. 04, 2017	Jan. 01, 2017	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	€ 40,264	€ 40,287					€ 39,557
Weighted average amortization period	1 and 25 years
Intangible assets excluding software [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Additions other than through business combinations, intangible assets other than goodwill	€ 529
Marketed Products [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 10,600	8,400					9,400
Concentration risk percentage	85.00%
Weighted average amortization period	10 years
Acquired in Process R and D [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Acquired R and D starting to be amortized in the period	€ 9
Trademarks [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 200	200					300
Weighted average amortization period	13 years
Protein Sciences [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date			€ 776
Goodwill			125
Flublok [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date			€ 767
Acquisition of Boehringer Inhelheim's Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date						€ 3,771
Goodwill	€ 2,222			€ 2,222
European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	465	465
Goodwill	21
Acquisition settled in cash					€ 154
Genzyme [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	10,059
Goodwill	4,775	€ 5,031					4,946
Acquired R and D starting to be amortized in the period							474
Genzyme [Member] | Marketed Products [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 7,727
Concentration risk percentage	99.00%	99.00%
Genzyme [Member] | In-Process Research and Development Projects [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 2,148
Concentration risk percentage	1.00%	1.00%
Genzyme [Member] | Brands [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 146
Aventis [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	29,284	€ 31,124					30,587
Total purchase price amount	52,908
Acquisition settled in cash	€ 15,894
Lyxumia and Soliqua [Member] | Acquired in Process R and D [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Acquired R and D starting to be amortized in the period		€ 52
Dengue Fever [Member] | Acquired in Process R and D [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Acquired R and D starting to be amortized in the period							€ 230